As filed with the Securities and Exchange Commission on March 12, 2026

1933 Act Registration No. 333-283221

1940 Act Registration No. 811-24023

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.___	☐
Post-Effective Amendment No. 75	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 79	☒

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

(203) 654-7008

(Registrant’s Exact Name, Address and Telephone Number)

Robert Rokose

Chief Financial Officer

REX Advisers, LLC

1241 Post Road

Fairfield, Connecticut 06824

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ On April 10, 2026 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ On (date) pursuant to paragraph (a) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 4, as it relates to the REX IncomeMax TSLA ETF, REX IncomeMax NVDA ETF, REX IncomeMax MSTR ETF, REX IncomeMax HOOD ETF, REX IncomeMax COIN ETF, REX IncomeMax PLTR ETF, REX IncomeMax GOOG ETF, REX IncomeMax AAPL ETF, REX IncomeMax CRCL ETF and REX IncomeMax Bitcoin ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Registrant, until April 10, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 4, filed on August 8, 2025 are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Miami, and State of Florida, on the 12th day of March, 2026.

REX ETF Trust

By:	/s/ Gregory D. King
Gregory D. King, President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Gregory D. King	President, Chief Executive Officer and Trustee	March 12, 2026
Gregory D. King

/s/ Robert Rokose	Treasurer, Chief Financial Officer and Chief Accounting Officer	March 12, 2026
Robert Rokose

)
Richard Shorten*	Trustee )	By:	/s/ Gregory Collett
	)		Gregory Collett
Huaxing (Jason) Lu*	Trustee )		Attorney-In-Fact
	)		March 12, 2026

* An original powers of attorney authorizing Gregory Collett and Robert Rokose to execute the Registrant’s Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.